Gains and losses on disposal and main changes in scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Schedule of gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	Note	2023	2022	2021
Gains (losses) on disposal of fixed assets	8.1	91	159	52
Gains (losses) on disposal of investments and activities	3.2	(1)	74	2,455	(1)
Gain (losses) on disposal of fixed assets, investments and activities		90	233	2,507

(1)	Includes gains arising from the loss of exclusive control on Orange Concessions for 2,124 million euros and on the FiberCo in Poland for 340 million euros.

VOO
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Acquisition cost, net of transaction costs	1,369
Transaction costs	24
Cash acquired	(19)
Cash paid for investment securities, net of cash acquired	1,373

(in millions of euros)	At acquisition date
Purchase price related to the acquisition of the 75% share	1,369
Fair value of the non-controlling interests	279
Acquisition cost (a)	1,648
Net book value acquired before purchase price allocation	760
Effects of fair value measurement:
Tangible assets	152
Customer relationship	114
Trademark	16
Other intangibles	(11)
Net deferred tax	(68)
Net asset remeasured at fair value (b)	964
Goodwill (a)-(b)	684

(in millions of euros)	2023
Assets
Goodwill	684
Other intangible assets	166
Property, plant and equipment	1,132
Right-of-use assets	30
Other	8
Total non-current assets	2,020
Inventories	24
Trade receivables	86
Cash and cash equivalents	19
Other	58
Total current assets	187
Total assets	2,207

(in millions of euros)	2023
Equity and liabilities
Total equity	1,648
Non-current financial liabilities	86
Non-current lease liabilities	30
Deferred tax liabilities	56
Other	43
Total non-current liabilities	214
Current financial liabilities	119
Trade payables	145
Operating taxes and levies payables	31
Current taxes payables	18
Other	32
Total current liabilities	345
Total equity and liabilities	2,207

The contribution of VOO and its subsidiaries to the Group’s consolidated income statement at December 31, 2023, since its acquisition on June 2, 2023, is shown below:

(in millions of euros)	2023
Revenue	300
Operating income	(18)
Finance costs, net	(6)
Income taxes	5
Consolidated net income	(19)

Orange Concessions [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of discontinued operations

(in millions of euros)	At disposal date
Sale price of 50% of Orange Concessions' shares to the Consortium	1,053
Remeasurement at fair value of remaining interests held by Orange	1,053
Fair Value of Orange Concessions at the disposal date (a)	2,107
Net book value and transaction costs related to sale of Orange Concessions (b)	17
Gain resulting from the loss of exclusive control on Orange Concessions (a)+(b)	2,124
Tax cost related to sale of the shares	(47)
Net gain resulting from the loss of exclusive control on Orange Concessions	2,077

The effects of the disposal of Orange Concessions shares presented in the cash flow statement are as follows:

(in millions of euros)	At disposal date
Sale price of sold shares, net of transaction costs	1,046
Tax costs related to sale of Orange Concessions' shares	(47)
Transferred cash of Orange Concessions	(242)
Sales of investment securities, net of cash transferred	758

Summary of Assets and liabilities of disposal group held for sale

(in millions of euros)	At disposal date

Assets	1,374
Intangible and tangible assets	925
Financial assets	76
Trade receivables	71
Other assets	60
Cash and cash equivalents	242
Liabilities	1,374
Net equity	(62)
Trade payables	632
Financial liabilities	710
Other liabilities	94

Income statement
Revenues	471
Operating Income	(23)
Finance cost, net	(21)
Income taxes	(11)
Net income	(55)

FiberCo
Disclosure of detailed information about business combination [line items]
Disclosure of discontinued operations

(in millions of euros)	At disposal date
Sale price of 50% of FiberCo's shares sold to APG Group	292
Reameasurement at fair value of remaining interests hold by Orange Polska	292
Fair value of the FiberCo shares at the disposal date (a)	584
Net book value and transaction costs related to sale of the FiberCo (b)	(244)
Gain resulting from the loss of control on the FiberCo (a)+(b)	340
Tax cost related to sale of the shares	(30)
Net gain resulting from the loss of exclusive control on FiberCo	310

(in millions of euros)	At disposal date
Sale price of sold shares, net of transaction costs	288
Tax costs related to the transaction (VAT and income tax)	(61)
Transferred cash of the sold entity	(5)
Receivables on sale of shares	(90)
Sales of investment securities, net of cash transferred	132

Summary of Assets and liabilities of disposal group held for sale

(in millions of euros)	At disposal date

Assets	297
Tangible assets	87
Operating taxes assets and tax receivable	46
Prepaid expenses	154
Other assets	5
Cash and cash equivalents	5
Liabilities	297
Equity	240
Non current financial liabilities	36
Other liabilities	21

Telekom Romania Communications [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Acquisition cost	296
Acquisition cost adjustment	(11)
Cash acquired	(90)
Cash paid for investment securities, net of cash acquired	195

(in millions of euros)	At acquisition date
Purchase price related to the acquisition of the 54% share(1)	285
Fair value of the non-controlling interests	245
Acquisition price (a)	530
Net book value acquired	261
Effects of fair value measurement:
Tangible assets(2)	261
Customer relationship	29
Other intangibles	2
Other	(3)
Net deferred tax	(20)
Net asset remeasured at fair value (b)	530
Badwill / Goodwill (a)-(b)	—